CONDENSED CONSOLIDATING GUARANTOR FINANCIAL STATEMENTS (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of condensed consolidating statements of cash flows
Cash flow from operating activities	$ 58,011	$ 33,838	$ (1,168)
Cash flow from investing activities	(1,009,207)	(361,715)	(118,281)
Cash flow from financing activities	996,442	342,193	117,721
Effect of foreign exchange rate changes on cash	(2,474)	(19)	0
Net change in cash and cash equivalents	42,772	14,297	(1,728)
Cash and cash equivalents, beginning of year	14,851	554	2,282
Cash and cash equivalents, end of year	57,623	14,851	554
Debt Securities Under Universal Shelf Registration Statement Form S-3
Schedule of condensed consolidating statements of cash flows
Cash flow from operating activities	58,011	33,838	(1,168)
Cash flow from investing activities	(1,009,207)	(361,715)	(118,281)
Cash flow from financing activities	996,442	342,193	117,721
Effect of foreign exchange rate changes on cash	(2,474)	(19)
Net change in cash and cash equivalents	42,772	14,297	(1,728)
Cash and cash equivalents, beginning of year	14,851	554	2,282
Cash and cash equivalents, end of year	57,623	14,851	554
Debt Securities Under Universal Shelf Registration Statement Form S-4
Schedule of condensed consolidating statements of cash flows
Cash flow from operating activities	58,011	33,838	(1,168)
Cash flow from investing activities	(1,009,207)	(361,715)	(118,281)
Cash flow from financing activities	996,442	342,193	117,721
Effect of foreign exchange rate changes on cash	(2,474)	(19)
Net change in cash and cash equivalents	42,772	14,297	(1,728)
Cash and cash equivalents, beginning of year	14,851	554	2,282
Cash and cash equivalents, end of year	57,623	14,851	554
Magnum Hunter Resources Corporation | Debt Securities Under Universal Shelf Registration Statement Form S-3
Schedule of condensed consolidating statements of cash flows
Cash flow from operating activities	(458,921)	(203,251)	(92,809)
Cash flow from investing activities	(364,045)	(90,464)	(21,926)
Cash flow from financing activities	831,080	310,917	117,998
Effect of foreign exchange rate changes on cash	0	0
Net change in cash and cash equivalents	8,114	17,202	3,263
Cash and cash equivalents, beginning of year	18,758	1,556	(1,707)
Cash and cash equivalents, end of year	26,872	18,758	1,556
Magnum Hunter Resources Corporation | Debt Securities Under Universal Shelf Registration Statement Form S-4
Schedule of condensed consolidating statements of cash flows
Cash flow from operating activities	(458,921)	(203,251)	(92,809)
Cash flow from investing activities	(364,045)	(90,464)	(21,926)
Cash flow from financing activities	831,080	310,917	117,998
Effect of foreign exchange rate changes on cash	0	0
Net change in cash and cash equivalents	8,114	17,202	3,263
Cash and cash equivalents, beginning of year	18,758	1,556	(1,707)
Cash and cash equivalents, end of year	26,872	18,758	1,556
PRC Williston, Inc. | Debt Securities Under Universal Shelf Registration Statement Form S-4
Schedule of condensed consolidating statements of cash flows
Cash flow from operating activities	1,256	(1,738)	(4,818)
Cash flow from investing activities	(49)	(175)	(237)
Cash flow from financing activities	(1,207)	1,913	4,922
Effect of foreign exchange rate changes on cash	0	0
Net change in cash and cash equivalents	0	0	(133)
Cash and cash equivalents, beginning of year	0	0	133
Cash and cash equivalents, end of year	0	0	0
Guarantor Subsidiaries | Debt Securities Under Universal Shelf Registration Statement Form S-3
Schedule of condensed consolidating statements of cash flows
Cash flow from operating activities	275,914	136,974	36,982
Cash flow from investing activities	(277,965)	(136,489)	(40,862)
Cash flow from financing activities	(1,966)	(310)	(322)
Effect of foreign exchange rate changes on cash	0	0
Net change in cash and cash equivalents	(4,017)	175	(4,202)
Cash and cash equivalents, beginning of year	(445)	(620)	3,582
Cash and cash equivalents, end of year	(4,462)	(445)	(620)
Guarantor Subsidiaries | Debt Securities Under Universal Shelf Registration Statement Form S-4
Schedule of condensed consolidating statements of cash flows
Cash flow from operating activities	281,782	138,855	37,687
Cash flow from investing activities	(287,204)	(141,954)	(41,531)
Cash flow from financing activities	1,781	3,206	(520)
Effect of foreign exchange rate changes on cash	0	0
Net change in cash and cash equivalents	(3,641)	107	(4,364)
Cash and cash equivalents, beginning of year	(546)	(653)	3,711
Cash and cash equivalents, end of year	(4,187)	(546)	(653)
Non Guarantor Subsidiaries | Debt Securities Under Universal Shelf Registration Statement Form S-3
Schedule of condensed consolidating statements of cash flows
Cash flow from operating activities	241,018	100,115	54,659
Cash flow from investing activities	(367,197)	(134,762)	(55,493)
Cash flow from financing activities	167,328	31,586	45
Effect of foreign exchange rate changes on cash	(2,474)	(19)
Net change in cash and cash equivalents	38,675	(3,080)	(789)
Cash and cash equivalents, beginning of year	(3,462)	(382)	407
Cash and cash equivalents, end of year	35,213	(3,462)	(382)
Non Guarantor Subsidiaries | Debt Securities Under Universal Shelf Registration Statement Form S-4
Schedule of condensed consolidating statements of cash flows
Cash flow from operating activities	235,104	98,048	53,869
Cash flow from investing activities	(357,912)	(129,111)	(54,606)
Cash flow from financing activities	163,581	28,070	243
Effect of foreign exchange rate changes on cash	(2,474)	(19)
Net change in cash and cash equivalents	38,299	(3,012)	(494)
Cash and cash equivalents, beginning of year	(3,361)	(349)	145
Cash and cash equivalents, end of year	34,938	(3,361)	(349)
Eliminations | Debt Securities Under Universal Shelf Registration Statement Form S-3
Schedule of condensed consolidating statements of cash flows
Cash flow from operating activities	0	0	0
Cash flow from investing activities	0	0	0
Cash flow from financing activities	0	0	0
Effect of foreign exchange rate changes on cash	0	0
Net change in cash and cash equivalents	0	0	0
Cash and cash equivalents, beginning of year	0	0	0
Cash and cash equivalents, end of year	0	0	0
Eliminations | Debt Securities Under Universal Shelf Registration Statement Form S-4
Schedule of condensed consolidating statements of cash flows
Cash flow from operating activities	(1,210)	1,924	4,903
Cash flow from investing activities	3	(11)	19
Cash flow from financing activities	1,207	(1,913)	(4,922)
Effect of foreign exchange rate changes on cash	0	0
Net change in cash and cash equivalents	0	0	0
Cash and cash equivalents, beginning of year	0	0	0
Cash and cash equivalents, end of year	$ 0	$ 0	$ 0